Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary shares	Common Stock	Shares Subscription Receivable	Additional paid-in capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Dec. 31, 2020	$ 10,000		$ (10,000)		$ (13,476)	$ 664	$ (12,812)
Balance (in Shares) at Dec. 31, 2020	100,000,000
Receipt of share subscription receivable			10,000				10,000
Proceeds from share subscription		222,400					222,400
Net loss					(491,006)		(491,006)
Foreign currency translation adjustment						(4,395)	(4,395)
Balance at Dec. 31, 2021	$ 10,000	222,400			(504,482)	(3,731)	(275,813)
Balance (in Shares) at Dec. 31, 2021	100,000,000
Issuance of ordinary shares for share subscription previously received	$ 1,112	(222,400)		221,288
Issuance of ordinary shares for share subscription previously received (in Shares)	11,120,000
Net loss					(720,093)		(720,093)
Foreign currency translation adjustment						44,572	44,572
Balance at Dec. 31, 2022	$ 11,112			221,288	(1,224,575)	40,841	$ (951,334)
Balance (in Shares) at Dec. 31, 2022	111,120,000						111,120,000
Net loss					823,860		$ 823,860
Foreign currency translation adjustment						48,743	48,743
Balance at Dec. 31, 2023	$ 11,112			$ 221,288	$ (400,715)	$ 89,584	$ (78,731)
Balance (in Shares) at Dec. 31, 2023	111,120,000						111,120,000